Fair Value Measurement - Fair Value Measurement Bond Portfolio (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Gross Bond portfolio	$ 11,482,616	$ 10,513,428
Impaired Loans
Gross Bond portfolio	$ 11,482,616	$ 10,513,428